ALPS Series Trust

1290 Broadway

Suite 1000

Denver, CO 80203

December 23, 2022

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	ALPS Series Trust (the "Trust") (File Nos. 333-183945 and 811-22747), Post-Effective Amendment No. 108

Dear Sir or Madam:

An electronic ("EDGAR") filing is hereby made under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of the Trust, an open-end management company.

This filing is made pursuant to Rule 485(a) to add the Brigade High Income Fund to the Trust.

The SEC Staff is kindly requested to address any comments on this filing to Peter H. Schwartz, Esq. at Davis Graham & Stubbs LLP. He can be reached at 303.892.7381.

Sincerely,

/s/ Patrick Rogers
Patrick Rogers
Secretary of the Trust

Attachments

cc: Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP